Stock Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Stock Options [Line Items]
Authorized to be awarded as stock awards	2,382,352		2,382,352	2,823,538
Vesting period term	4 years		4 years
Granted price (in Dollars per share)	$ 0.612		$ 0.612
Stock option grant unvested		239,990
Stock option grants vested	1,145,578	1,006,261	1,105,507	1,072,713
Unrecognized compensation expense (in Dollars)	$ 225,985	$ 447,765	$ 272,482
Stock-based compensation (in Dollars)	$ 46,497	$ 21,154	$ 196,437	$ 5,553	$ 13,074
Equity Option [Member]
Stock Options [Line Items]
Stock option grant unvested			239,990	481,016	529,371
Stock option grants vested					800,816
Unrecognized compensation expense (in Dollars)				$ 50,111
Stock-based compensation (in Dollars)			$ 13,074	13,074
Equity Plan [Member]
Stock Options [Line Items]
Percentage of award size vests	25.00%		25.00%
Common Stock [Member]
Stock Options [Line Items]
Stock option grant unvested			316,800
Unrecognized compensation expense (in Dollars)				$ 468,919
Unvested stock options				1,982,283
Stock-based compensation (in Dollars)			$ 5,295	$ 5,295
Common Stock [Member] | Equity Option [Member]
Stock Options [Line Items]
Stock option grant unvested	276,729	460,623
Unvested stock options				723,803